Goodwill (Details 1)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill at beginning		¥ 106,274,006	¥ 152,779,315
Less: goodwill impairments			(36,689,172)
Translation difference			(9,816,137)
Add: acquisition of Shanghai Guoyu		(106,274,006)
Goodwill at ending			106,274,006
Central Processing Algorithm Services [Member]
Goodwill at beginning		106,274,006	116,090,143
Less: goodwill impairments
Translation difference			(9,816,137)
Add: acquisition of Shanghai Guoyu		(106,274,006)
Goodwill at ending			106,274,006
Intelligent Chips and Services [Member]
Goodwill at beginning			36,689,172
Less: goodwill impairments			(36,689,172)
Translation difference
Add: acquisition of Shanghai Guoyu
Goodwill at ending